Variable Annuities Issued by Minnesota Life

Supplement dated March 14, 2022 to the following Prospectuses dated May 1, 2021:

•  MultiOption® Guide Variable Annuity

•  MultiOption® Extra Variable Annuity

•  MultiOption® Advantage Variable Annuity

This Rate Sheet Prospectus Supplement ("Rate Sheet Prospectus Supplement" or "supplement") should be read and retained with the current variable annuity prospectus.

We are issuing this supplement to provide the current Enhancement Rate, Continuation Factor, and Annual Income Percentages that we are offering. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be accompanied by, and used in conjunction with, the current variable annuity prospectus. If you would like another copy of the current prospectus, please call us at 844-878-2199. The prospectus and this supplement can also be found on the U.S. Securities and Exchange Commission's website (www.sec.gov) by searching File Nos. 333-182763, 333-140230, and 333-212515.

The rates below apply for applications signed on or after March 28, 2022.

The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide a minimum of 10 business days' prior notice. If we file a new supplement, the terms of this supplement will be superseded by the terms of the new supplement. Please work with your financial representative or contact us at 844-878-2199 to confirm the current rates.

MyPathTM Horizon
Lifetime Income Optional Benefit

Enhancement Rate
6.0% of Enhancement Base
MyPath Horizon Joint 50 Continuation Factor
50%

Annual Income Percentage (%)

Ages	Single	Joint*	Joint 50*
Through age 64	4.10%	3.40%	4.40%
65 - 74	5.50%	4.80%	5.80%
75 - 79	5.65%	5.00%	6.00%
80+	5.85%	5.20%	6.20%

F99400 3-2022

MyPathTM Edge
Lifetime Income Optional Benefit

Level Annual Income Percentage (%)

Ages	Single	Joint*
55	3.65%	3.20%
56	3.75%	3.30%
57	3.85%	3.40%
58	3.95%	3.50%
59	4.10%	3.65%
60	4.25%	3.80%
61	4.40%	3.95%
62	4.50%	4.05%
63	4.60%	4.15%
64	4.90%	4.45%
65	5.55%	5.10%
66	5.60%	5.15%
67	5.65%	5.20%
68	5.70%	5.25%
69	5.75%	5.30%
70	5.80%	5.35%
71	5.85%	5.40%
72	5.85%	5.40%
73	5.90%	5.45%
74	5.95%	5.50%
75	6.05%	5.60%
76	6.15%	5.70%
77	6.25%	5.80%
78	6.35%	5.90%
79	6.45%	6.00%
80	6.55%	6.10%
81	6.60%	6.15%
82	6.65%	6.20%
83	6.70%	6.25%
84	6.75%	6.30%
85 and older	6.80%	6.35%

Plus Annual Income Percentage (%)

Ages	Single	Joint*
55	4.40%	3.75%
56	4.50%	3.85%
57	4.60%	3.95%
58	4.70%	4.05%
59	4.85%	4.20%
60	5.00%	4.35%
61	5.15%	4.50%
62	5.25%	4.60%
63	5.35%	4.70%
64	5.65%	5.00%
65	6.30%	5.65%
66	6.35%	5.70%
67	6.40%	5.75%
68	6.45%	5.80%
69	6.50%	5.85%
70	6.55%	5.90%
71	6.60%	5.95%
72	6.60%	5.95%
73	6.65%	6.00%
74	6.70%	6.05%
75	6.80%	6.15%
76	6.90%	6.25%
77	7.00%	6.35%
78	7.10%	6.45%
79	7.20%	6.55%
80	7.30%	6.65%
81	7.35%	6.70%
82	7.40%	6.75%
83	7.45%	6.80%
84	7.50%	6.85%
85 and older	7.55%	6.90%

MyPathTM Edge
Lifetime Income Optional Benefit

Plus Lifetime Income Percentages (%)

Ages	Single	Joint*
55	2.50%	2.50%
56	2.50%	2.50%
57	2.50%	2.50%
58	2.50%	2.50%
59	2.50%	2.50%
60	3.00%	3.00%
61	3.00%	3.00%
62	3.00%	3.00%
63	3.00%	3.00%
64	3.00%	3.00%
65	3.50%	3.50%
66	3.50%	3.50%
67	3.50%	3.50%
68	3.50%	3.50%
69	3.50%	3.50%
70	3.50%	3.50%
71	3.50%	3.50%
72	3.50%	3.50%
73	3.50%	3.50%
74	3.50%	3.50%
75	3.50%	3.50%
76	3.50%	3.50%
77	3.50%	3.50%
78	3.50%	3.50%
79	3.50%	3.50%
80	3.50%	3.50%
81	3.50%	3.50%
82	3.50%	3.50%
83	3.50%	3.50%
84	3.50%	3.50%
85 and older	3.50%	3.50%

MyPathTM Journey
Lifetime Income Option Benefit

MyPath Journey Joint 50 Continuation Factor
50%
Enhancement Rate
5% of Enhancement Base for Years 1-4
10% of Enhancement Base for Years 5-8
15% of Enhancement Base for Years 9-12

Annual Income Percentage (%)

Ages	Single	Joint*	Joint 50*
Through age 64	3.60%	3.00%	3.75%
65 - 74	4.60%	4.00%	4.75%
75 - 79	4.75%	4.25%	5.00%
80+	4.90%	4.40%	5.15%

* Joint life annual income percentage is based upon the youngest designated life at the time of the first withdrawal.

Please read this supplement carefully and retain it for future reference.